DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 4.    DEBT

Line of Credit – Related Party

In February 2015, we issued a senior secured note to Infinity Capital, LLC (“Infinity Capital”), as amended in April 2015, bearing 5% interest payable monthly in arrears commencing June 30, 2015 (the “Infinity Note”).   Infinity Capital, an investment management company, was founded and is controlled by our chairman of the board, Michael Feinsod, a related party.  On July 1, 2015, the outstanding principal and interest of $309,000 was settled by our issuing a 10% private placement note.  Subsequent to the settlement on July 1, 2015, we continued to borrow under the Infinity Note.  Interest expense for the Infinity Note for the nine months ended September 30, 2016, was approximately $26,540, and approximately $38,268 was accrued as of September 30, 2016.  The maturity date of the Infinity Note was August 31, 2015, however, under the terms of the 12% Notes no payments may be made before those notes are retired.

Notes Payable

	September 30, 2016	December 31, 2015
12% September 2016 notes	$3,000,000	$--
10% private placement notes	--	659,000
14% mortgage note payable (The Greenhouse)	--	600,000
8.5% convertible note payable (Pueblo West Property)	--	158,307
	3,000,000	1,417,307
Unamortized debt discount	(2,419,800)	(279,435)
	580,200	1,137,872
Less: Current portion	--	(986,475)
Long-term portion	$580,200	$151,397

12% September 2016 Notes

In September 2016, we completed a $3,000,000 private placement pursuant to a promissory note and warrant purchase agreement (the “12% Agreement”) with certain accredited investors, bearing interest at 12%, with interest and principal due September 21, 2018 (each such note, a “12% Note,” and collectively, the “12% Notes”).  In the event of default, the interest rate increases to 18%.  The 12% Notes are collateralized by a security interest in substantially all of our assets.  We may prepay the 12% Notes at any time, but in any event must pay at least one year of interest.

Subject to the terms and conditions of the 12% Agreement, each investor was granted fully-vested warrants equal to their note principal times three (the “12% Warrants”), or nine million warrants, with a life of three years.  4.5 million warrants have an exercise price of $0.35 per share and the other 4.5 million warrants have an exercise price of $0.70 per share.  Should we issue any equity-based instruments at a price lower than the exercise price(s) of the 12% Warrants, other than under our Incentive Plan, the exercise price(s) of the 12% Warrants will be adjusted to the lower price.  The 12% Warrants may be exercised at the option of the holder (a) by paying cash, (b) by applying the amount due under the 12% Notes as consideration, or (c) if there is no effective registration statement for the 12% Warrants within six months of being granted, the holder may exercise on a cashless basis.  Since the 12% Warrants include a clause requiring repricing, the warrants are considered to be a derivative that is recorded as a liability at fair value.

We received $2,450,000 of cash for issuing the 12% Notes.  $300,000 of 10% Notes and $250,000 of the 14% Mortgage Note Payable were converted into 12% Notes.  We concluded that these conversions met the criteria for a debt extinguishment and, accordingly, recorded a loss on extinguishment of $1,728,280 for the three and nine months ended September 30, 2016.  The loss on extinguishment represents the fair value of the 12% Warrants issued to the previous 10% Note holders and the 14% Mortgage Note Payable lender.  The fair value of the 12% Warrants not associated with the conversions was recorded as a debt discount of $2,450,000 and interest expense of $5,189,000.  The 12% Notes are otherwise treated as conventional debt.

8% August 2016 Notes

In August 2016, we completed a private placement pursuant to a promissory note and warrant purchase agreement (the “8% Notes”) with two accredited investors, bearing interest at 8%, payable on demand by the lenders.  Subject to the terms of the 8% Notes, we issued 100,000 warrants having an exercise price of $0.78 per share, with a life of three years.  We received cash of $50,000.  The debt is treated as conventional debt and the fair value of the warrants is included in additional paid-in capital.  Since the 8% Notes are payable on demand, the $31,100 fair value of the warrants was expensed immediately, included in amortization of debt discount on the condensed statements of operations for the three and nine months ended September 30, 2016.  One of the 8% Notes was with one of our board members.  Both 8% Notes were paid off with proceeds from the 12% Notes in September 2016.

10% Private Placement Notes

In September 2016, we extinguished the 10% Notes by paying cash of $359,000 and converting $300,000 into 12% Notes.

In 2015, we completed a private placement pursuant to a promissory note and warrant purchase agreement (the “10% Agreement”) with certain accredited investors, bearing interest at 10% payable quarterly (each such note, a “10% Note,” and collectively, the “10% Notes”).  Subject to the terms and conditions of the 10% Agreement, each investor is granted fully-vested warrants equal to their note principal divided by two (the “10% Warrants”) (with standard dilution clauses).  The 10% Warrants are exercisable for a period of eighteen months after grant date and have an exercise price of $1.08 per share.  The debt is treated as conventional debt.  The 10% Notes are collateralized by a security interest in substantially all of our assets.

$309,000 of the 10% Notes were due to a related party, Infinity Capital.  For the nine months ended September 30, 2016, approximately $22,500 of interest expense under the 10% Notes relates to Infinity Capital.  The Infinity Capital portion of the principle and accrued interest of the 10% Notes was settled for cash of $347,000, in September 2016.

On June 3, 2016, we reached an agreement with the 10% Note holders to extend the maturity date from May 1, 2016 to January 31, 2017.  In exchange for the extension, we issued the holders an aggregate of 659,000 additional warrants to purchase our common stock at $1.07 per share for a period of five years, with an aggregate fair value of $358,000, determined using Black-Scholes, a risk-free rate of 1.2% and volatility of 151%.  We concluded that this modification of the debt instruments met the criteria for a debt extinguishment and, accordingly, recorded additional paid-in capital and a loss on extinguishment of debt of $358,000 during the three months ended June 30, 2016, .  Absent the warrants, the fair value of the new debt remained the same as the fair value of the original debt.

14% Mortgage Note Payable (The Greenhouse)

In September 2016, we extinguished the Greenhouse Mortgage by paying cash of $350,000 and converting $250,000 into 12% Notes.  The remaining unamortized debt discount of $13,280 was included in loss on extinguishment of debt in the condensed statements of operations during the three and nine months ended September 30, 2016.

In October 2014, we executed a mortgage on The Greenhouse in the amount of $600,000, bearing 14.0% interest payable monthly, with a maturity date of October 21, 2016 (the “Greenhouse Mortgage”).  The debt is treated as conventional debt.

In addition, we granted warrants to Evans Street Lendco LLC (“Evans Lendco”), the note holder of the Greenhouse Mortgage, which expire on October 21, 2016.  The warrants vested immediately and allowed for Evans Lendco to purchase 600,000 shares of our common stock at a price of $4.40 per share, (with standard dilution clauses).  Due to the drop in our stock price, on July 29, 2015, we agreed with Evans Lendco to replace the warrants previously issued to Evans Lendco with warrants to purchase 225,000 shares of our stock at $1.20 per share with a term of two years.  The estimated fair value of the replacement warrants is less than the fair value of the original warrants on their date of grant.  Accordingly, we continued to amortize the remaining fair value of the original warrants over the remaining life of the underlying debt until the debt was extinguished in September 2016.

8.5% Convertible Note Payable (Pueblo West Property)

In September 2016, we extinguished the Pueblo Mortgage by paying cash of $153,189.

In December 2013, we executed a mortgage on our Pueblo West Property in the amount of $170,000, bearing 8.5% interest with monthly principal and interest payments totaling $1,674, with the balance due on December 31, 2018 (the “Pueblo Mortgage”). This note is convertible at any time at $5.00 per share.

Derivative treatment is not required, as the conversion feature meets the scope exception. The conversion feature is not beneficial, because the conversion price was higher than the stock price on the commitment date.  Accordingly, we treated the Pueblo Mortgage as conventional debt.

12% Convertible Notes

Conversion of 12% Convertible Notes

During the year ended December 31, 2015, lenders converted $321,123 of 12% Convertible Notes for 64,225 shares of our common stock.  The December 2013 Issuance and the January 2014 Issuance (collectively, the “12% Convertible Notes”) included a provision that if the trading stock price exceeded $10 for twenty consecutive trading days and the daily volume for those twenty consecutive trading days exceeds 25,000 shares, then the 12% Convertible Notes convert into shares of our common stock on or after December 1, 2015.  As of April 24, 2014, these parameters were met.  On December 1, 2015, the remaining $1,330,000 of convertible notes was automatically converted to 266,000 shares of our common stock.

December 2013 Issuance

In December 2013, we entered into convertible promissory notes with various third parties totaling $530,000 (the “December 2013 Issuance”). The principal amounts of these notes ranged between $10,000 and $150,000. The notes required quarterly interest payments at 12%, and were convertible into shares of our common stock at a conversion rate of $5.00 per share (with standard dilution clauses).

Derivative treatment was not required, as the conversion feature met the scope exception. The conversion feature was not beneficial, because the conversion price was higher than the stock price on the commitment date.  Accordingly, we treated the December 2013 Issuance as conventional debt.

January 2014 Issuance

In January 2014, we entered into convertible promissory notes with various third parties totaling $1,605,000 (the “January 2014 Issuance”). The principal amounts of these notes ranged between $10,000 and $200,000. The notes required quarterly interest payments at 12%, and were convertible into shares of our common stock at a conversion rate of $5.00 per share (with standard dilution clauses).

Derivative treatment was not required, as the conversion feature met the scope exception.  Since the initial conversion price was less than the market value of the common stock at the time of issuance, it was determined that a beneficial conversion feature existed. The intrinsic value of the beneficial conversion feature and the combined value of the debt discount resulted in a value greater than the value of the debt and, as such, the total discount was limited to the value of the debt balance of $1,605,000.

Annual maturities of long-term debt (excluding unamortized discount) for the next three years, consist of:

Year ending December 31,
2016	$--
2017	--
2018	3,000,000
$3,000,000

NOTE 6.    DEBT

Line of Credit – Related Party

In February 2015, we issued a senior secured note to Infinity Capital, LLC (“Infinity Capital”), as amended in April 2015, bearing interest at 5% payable monthly in arrears commencing June 30, 2015, until the maturity date of August 31, 2015 (the “Infinity Note”). Infinity Capital, an investment management company, was founded and is controlled by our chairman of the board, Michael Feinsod, a related party.  On July 1, 2015, the outstanding principal and interest of $309,000 was settled by our issuing a 10% private placement note.  Subsequent to the settlement on July 1, 2015, we continued to borrow under the Infinity Note.  Interest expense for the Infinity Note for the year ended December 31, 2015, was approximately $60,000, of which approximately $11,700 was accrued as of December 31, 2015.

Notes Payable

	December 31,
	2015	2014
10.0% private placement notes	$659,000	$--
14.0% mortgage note payable (The Greenhouse)	600,000	600,000
12.0% convertible notes - December 2013	--	530,000
12.0% convertible notes - January 2014	--	1,120,000
8.5% convertible note payable (Pueblo West Property)	158,307	164,644
	1,417,307	2,414,644
Unamortized debt discount	(279,435)	(1,352,510)
	1,137,872	1,062,134
Less: Current portion	(986,475)	(6,337)
Long-term portion	$151,397	$1,055,797

10% Private Placement Notes

In May, 2015, we initiated a private placement pursuant to a Promissory Note and Warrant Purchase Agreement (the “10% Agreement”) with certain accredited investors, bearing interest at 10% payable quarterly, with a maturity date of May 1, 2016.  Under the 10% Agreement, we can issue up to $2,000,000 of notes to investors, bearing interest at 10%, with a minimum denomination of $25,000 (each such note, a “10% Note,” and collectively, the “10% Notes”).  Subject to the terms and conditions of the 10% Agreement, each investor is granted fully-vested warrants equal to their note principal divided by two (the “10% Warrants”) (with standard dilution clauses).  The 10% Warrants are exercisable for a period of eighteen months after grant date and have an exercise price of $1.08 per share.  The debt is treated as conventional debt.  The 10% Notes are collateralized by a security interest in substantially all of our assets.

$309,000 of the 10% Notes are due to a related party, Infinity Capital, at December 31, 2015.  Approximately $14,000 of interest expense and $7,300 of accrued interest under the 10% Notes relates to Infinity Capital.

F-17

14% Mortgage Note Payable (The Greenhouse)

In October 2014, we executed a mortgage on The Greenhouse in the amount of $600,000, bearing 14.0% interest payable monthly, with a maturity date of October 21, 2016 (the “Greenhouse Mortgage”).  The debt is treated as conventional debt.

In addition, we granted warrants to Evans Street Lendco LLC (“Evans Lendco”), the note holder of the Greenhouse Mortgage, which expire on October 21, 2016.  The warrants vested immediately and allowed for Evans Lendco to purchase 600,000 shares of our common stock at a price of $4.40 per share, (with standard dilution clauses).  Due to the drop in our stock price, on July 29, 2015, we agreed with Evans Lendco to replace the warrants previously issued to Evans Lendco with warrants to purchase 225,000 shares of our stock at $1.20 per share with a term of two years.  The estimated fair value of the replacement warrants is less than the fair value of the original warrants on their date of grant.  Accordingly, we will continue to amortize the remaining fair value of the original warrants over the remaining life of the underlying debt.

12% Convertible Notes

December 2013 Issuance

In December 2013, we entered into convertible promissory notes with various third parties totaling $530,000 (the “December 2013 Issuance”). The principal amounts of these notes range between $10,000 and $150,000. The notes mature on October 31, 2018, bear interest at 12.0% payable quarterly, and are convertible into shares of our common stock at a conversion rate of $5.00 per share (with standard dilution clauses).

Derivative treatment is not required, as the conversion feature meets the scope exception. The conversion feature is not beneficial, because the conversion price was higher than the stock price on the commitment date.  Accordingly, we treated the December 2013 Issuance as conventional debt.

January 2014 Issuance

In January 2014, we entered into various convertible promissory notes with various third parties totaling $1,605,000 (the “January 2014 Issuance”). The principal amounts of these notes range between $10,000 and $200,000. Under the terms of these notes, they mature on October 31, 2018, bear interest at 12.0% payable quarterly, and are convertible into shares of our common stock at a conversion rate of $5.00 per share (with standard dilution clauses). These notes are convertible at the election of the noteholder at any time on or before maturity date.

Derivative treatment is not required, as the conversion feature met the scope exception.  Since the initial conversion price was less than the market value of the common stock at the time of issuance, it was determined that a beneficial conversion feature existed. The intrinsic value of the beneficial conversion feature and the combined value of the debt discount resulted in a value greater than the value of the debt and, as such, the total discount was limited to the value of the debt balance of $1,605,000.

Conversion of 12% Convertible Notes

During the year ended December 31, 2014, lenders converted $488,669 of 12% Convertible Notes in exchange for 97,773 shares of our common stock.  During the year ended December 31, 2015, lenders converted $321,123 of 12% Convertible Notes for 64,225 shares of our common stock.

The December 2013 Issuance and the January 2014 Issuance (collectively, the “12% Convertible Notes”) included a provision that if the trading stock price exceeded $10 for twenty consecutive trading days and the daily volume for those twenty consecutive trading days exceeds 25,000 shares, then the 12% Convertible Notes convert into shares of our common stock on or after December 1, 2015.  As of April 24, 2014, these parameters were met.  On December 1, 2015, the remaining $1,330,000 of convertible notes was automatically converted to 266,000 shares of our common stock.

8 ½% Convertible Note Payable (Pueblo West Property)

In December 2013, we executed a mortgage on our Pueblo West Property in the amount of $170,000, bearing 8 ½% interest with monthly principal and interest payments totaling $1,674, with the balance due on December 31, 2018 (the “Pueblo Mortgage”). This note is convertible at any time at $5.00 per share.

F-18

Derivative treatment is not required, as the conversion feature meets the scope exception. The conversion feature is not beneficial, because the conversion price was higher than the stock price on the commitment date.  Accordingly, we treated the Pueblo Mortgage as conventional debt.

Annual maturities of long-term debt (excluding unamortized discount) for the next four years, consist of:

Year ending December 31,
2016	$1,265,910
2017	7,507
2018	143,890
$1,417,307